LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES	6 Months Ended
Jun. 30, 2024
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES	FUTURE POLICY BENEFITS
The reconciliation of the balances described in the table below to the “Future policy benefits” in the statements of financial position is as follows.

AS OF US$ MILLIONS	June 30, 2024	December 31, 2023
Future policy benefits:
Annuity	$6,904	$5,731
Life	1,864	1,895
Deferred profit liability:
Annuity	246	259
Life	83	66
Other contracts and VOBA liability	1,823	1,862
Total future policy benefits	$10,920	$9,813
The balances and changes in the liability for future policy benefits are as follows:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2024 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Annuity	Life	Total
Present value of expected net premiums:
Balance, beginning of period	$—	$3,145	$3,145
Beginning balance at original discount rate	—	3,253	3,253
Effect of changes in cash flow assumptions[1]	—	(62)	(62)
Effect of actual variances from expected experience	6	(34)	(28)
Adjusted beginning of period balance	6	3,157	3,163
Issuances	1,280	32	1,312
Interest accrual	9	62	71
Net premiums collected	(1,295)	(162)	(1,457)
Derecognitions (lapses and withdrawals)	—	1	1
Ending balance at original discount rate	—	3,090	3,090
Effect of changes in discount rate assumptions	—	(235)	(235)
Balance, end of period	$—	$2,855	$2,855

Present value of expected future policy benefits:
Balance, beginning of period	$5,731	$5,040	$10,771
Beginning balance at original discount rate	5,909	5,277	11,186
Effect of changes in cash flow assumptions[1]	12	74	86
Effect of actual variances from expected experience	19	(33)	(14)
Adjusted beginning of period balance	5,940	5,318	11,258
Acquisition from business combination	311	—	311
Issuances	1,287	32	1,319
Interest accrual	144	101	245
Benefit payments	(312)	(228)	(540)
Derecognitions (lapses and withdrawals)	1	1	2
Foreign currency translation	(114)	—	(114)
Ending balance at original discount rate	7,257	5,224	12,481
Effect of changes in discount rate assumptions	(353)	(505)	(858)
Balance, end of period	$6,904	$4,719	$11,623

Net liability for future policy benefits	6,904	1,864	8,768
Less: Reinsurance recoverables	(35)	(46)	(81)
Net liability for future policy benefits, after reinsurance recoverable	$6,869	$1,818	$8,687

Weighted-average liability duration of future policy benefits (years)	8	16
Weighted average interest accretion rate	5%	5%
Weighted average current discount rate	5%	6%
1.For the six months ended June 30, 2024, the Company recognized liability remeasurement losses of $60 million from the net effect of the changes in cash flow assumptions, which were included in “Policyholder benefits and claims incurred” in the statements of operations.

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2023 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Annuity	Life	Total
Present value of expected net premiums:
Balance, beginning of period	$—	$3,520	$3,520
Beginning balance at original discount rate	—	3,825	3,825
Effect of changes in cash flow assumptions[1]	—	1	1
Effect of actual variances from expected experience	1	(26)	(25)
Adjusted beginning of period balance	1	3,800	3,801
Issuances	664	58	722
Interest accrual	6	57	63
Net premiums collected	(671)	(176)	(847)
Derecognitions (lapses and withdrawals)	—	1	1
Ending balance at original discount rate	—	3,740	3,740
Effect of changes in discount rate assumptions	—	(238)	(238)
Balance, end of period	$—	$3,502	$3,502

Present value of expected future policy benefits:
Balance, beginning of period	$4,252	$5,330	$9,582
Beginning balance at original discount rate	4,673	5,875	10,548
Effect of changes in cash flow assumptions[1]	(12)	1	(11)
Effect of actual variances from expected experience	(16)	(27)	(43)
Adjusted beginning of period balance	4,645	5,849	10,494
Issuances	667	58	725
Interest accrual	92	88	180
Benefit payments	(214)	(147)	(361)
Derecognitions (lapses and withdrawals)	—	1	1
Foreign currency translation	75	—	75
Ending balance at original discount rate	5,265	5,849	11,114
Effect of changes in discount rate assumptions	(331)	(412)	(743)
Effect of foreign currency translation on the effect of changes in discount rate assumptions	(6)	—	(6)
Balance, end of period	$4,928	$5,437	$10,365

Net liability for future policy benefits	4,928	1,935	6,863
Less: Reinsurance recoverables	(54)	(48)	(102)
Net liability for future policy benefits, after reinsurance recoverable	$4,874	$1,887	$6,761

Weighted-average liability duration of future policy benefits (years)	9	16
Weighted average interest accretion rate	4%	5%
Weighted average current discount rate	6%	5%
1.For the six months ended June 30, 2023, the Company recognized liability remeasurement gains of $1 million from the net effect of the changes in cash flow assumptions, which were included in “Policyholder benefits and claims incurred” in the statements of operations.
The amounts of undiscounted and discounted expected gross premiums and future benefit payments follow:

AS OF JUN. 30 US$ MILLIONS	2024		2023
	Undiscounted	Discounted	Undiscounted	Discounted
Annuity:
Expected future benefit payments	$11,414	$6,877	$7,991	$4,929
Expected future gross premiums	—	—	509	—

Life:
Expected future benefit payments	$10,375	$4,799	$12,052	$5,436
Expected future gross premiums	14,649	8,507	9,007	3,509

Total:
Expected future benefit payments	$21,789	$11,676	$20,043	$10,365
Expected future gross premiums	14,649	8,507	9,516	3,509
The amount of revenue and interest recognized in the statements of operations follows:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended				Six Months Ended
	Gross Premiums or Assessments		Interest Expense		Gross Premiums or Assessments		Interest Expense
	2024	2023	2024	2023	2024	2023	2024	2023
Annuity:	$1,313	$502	$137	$41	$2,005	$694	$203	$51
Life:	222	114	39	30	335	230	59	43
LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
The liability for unpaid claims and claim adjustment expenses (“unpaid claims”) for property and casualty insurance is included in “Policy and contract claims” in the statements of financial position and is the amount estimated for incurred but not reported (“IBNR”) claims and claims that have been reported but not settled (“case reserves”), as well as associated claim adjustment expenses.
Information regarding the liability for unpaid claims is shown below:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2024	2023
Policy and contract claims, beginning	$7,288	$1,786
Less: Unpaid claims balance, beginning – long-duration	198	217
Gross unpaid claims balance, beginning – short-duration	7,090	1,569
Less: Reinsurance recoverables, beginning	3,045	306
Foreign currency translation	4	—
Net unpaid claims balance, beginning – short-duration	4,041	1,263
Add: incurred related to
Current accident year	1,177	816
Prior accident years	34	(22)
Total incurred claims	1,211	794
Less: paid claims related to
Current accident year	306	342
Prior accident years	776	348
Total paid claims	1,082	690
Net unpaid claims balance, ending – short-duration	4,170	1,367
Foreign currency translation	2	—
Add: Reinsurance recoverables, ending	3,026	303
Gross unpaid claims balance, ending – short-duration	7,198	1,670
Add: Unpaid claims balance, ending – long duration	199	198
Policy and contract claims, ending	$7,397	$1,868
The estimates for ultimate incurred claims attributable to insured events of prior years increased by approximately $34 million and decreased by approximately $22 million, respectively, for the six months ended June 30, 2024 and 2023. The unfavorable development in the first and second quarters of 2024 was primarily related to movements on large individual surety claims within the specialty line of business, which were partially offset by lower-than-anticipated losses arising from the liability line of business, such as business owners, commercial automotive and other commercial businesses. The favorable development in the first six months of 2023 was a reflection of lower-than-anticipated losses arising from the liability line of business, including agribusiness, business owners, commercial automotive, and other commercial businesses.
For short-duration health insurance claims, the total of IBNR plus expected development on reported claims included in the liability for unpaid claims as of June 30, 2024 and December 31, 2023 were $8 million and $4 million, respectively.